UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-04873

The Gabelli Growth Fund

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end:   December 31

Date of reporting period: June 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

The Report to Shareholders is attached herewith.

The Gabelli Growth Fund

Class AAA - GABGX

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Growth Fund (the Fund) for the period of January 1, 2024 to June 30, 2024. The Gabelli Growth Fund is a diversified Fund whose investment objective is to seek capital appreciation. The Portfolio Manager looks for companies poised for durable market share gains in secular growth industries and whose prospective earnings power appears undervalued. The Fund invests primarily in large-capitalization equity securities.  You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Growth Fund - Class AAA	$76	1.35%

How did the Fund perform?

During the six months ended  June 30, 2024, the Gabelli Growth Fund outperformed its broad-based benchmark, the S&P 500 Index. Economic data started to soften during the second quarter, suggesting tighter monetary policy could be having its intended effect. Separately, the artificial intelligence cycle has accelerated so far this year, and beneficiaries are emerging in the semiconductor and data center infrastructure sectors. Against this backdrop, many of our large technology holdings performed well.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Growth Fund - Class AAA	S&P 500 Index	Russell 1000 Growth Index
6/14	10,000	10,000	10,000
6/15	10,842	10,742	11,056
6/16	10,957	11,171	11,390
6/17	13,021	13,170	13,716
6/18	16,374	15,063	16,803
6/19	18,324	16,632	18,746
6/20	22,697	17,881	23,110
6/21	31,037	25,175	32,931
6/22	22,602	22,501	26,750
6/23	27,676	26,910	34,002
6/24	38,653	33,519	45,386

Average Annual Total Returns

Fund	6 months	1 Year	5 Year	10 Year
The Gabelli Growth Fund - Class AAA	27.13%	39.66%	16.10%	14.48%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
Russell 1000 Growth Index	20.70%	33.48%	19.34%	16.33%

Fund Statistics

  Total Net Assets$1,134,250,566
  Number of Portfolio Holdings39
  Portfolio Turnover Rate16%
  Management Fees$5,054,515

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com for current month-end performance.

The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Updated Location: Visit www.confluence.com/funds for more recent performance information.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Top 10
Microsoft Corp.	13.3%
NVIDIA Corp.	12.3%
Alphabet Inc.	8.8%
Amazon.com Inc.	7.7%
Apple Inc.	5.3%
Eli Lilly & Co.	4.9%
Meta Platforms Inc.	4.7%
Netflix Inc.	4.3%
Mastercard Inc.	2.7%
ASML Holding NV	2.4%

Industry Allocation (% of net assets)

Industry Weighting	.
Technology - Software	21.5%
Consumer Discretionary	17.7%
Technology - Computer Services	13.5%
Technology - Semiconductors	12.3%
Technology - Hardware and Equipment	9.8%
Health Care	8.5%
Financials	7.3%
Industrials	6.4%
Other Industry sectors	3.0%
Other Assets and Liabilities (Net)	0.0%

Portfolio Weighting (% of net assets)

Value	Value
Common Stocks	97.8%
U.S. Government Obligations	2.2%
Other Assets and Liabilities (Net)	0.0%

The Gabelli Growth Fund

Semi-Annual Shareholder Report - June 30, 2024

Class AAA - GABGX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GABGX-24-SATSR

The Gabelli Growth Fund

Class C - GGCCX

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Growth Fund (the Fund) for the period of January 1, 2024 to June 30, 2024. The Gabelli Growth Fund is a diversified Fund whose investment objective is to seek capital appreciation. The Portfolio Manager looks for companies poised for durable market share gains in secular growth industries and whose prospective earnings power appears undervalued. The Fund invests primarily in large-capitalization equity securities.  You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Growth Fund - Class C	$118	2.10%

How did the Fund perform?

During the six months ended  June 30, 2024, the Gabelli Growth Fund outperformed its broad-based benchmark, the S&P 500 Index. Economic data started to soften during the second quarter, suggesting tighter monetary policy could be having its intended effect. Separately, the artificial intelligence cycle has accelerated so far this year, and beneficiaries are emerging in the semiconductor and data center infrastructure sectors. Against this backdrop, many of our large technology holdings performed well.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Growth Fund - Class C	S&P 500 Index	Russell 1000 Growth Index
6/14	10,000	10,000	10,000
6/15	10,661	10,742	11,056
6/16	10,586	11,171	11,390
6/17	12,379	13,170	13,716
6/18	15,330	15,063	16,803
6/19	16,875	16,632	18,746
6/20	20,576	17,881	23,110
6/21	27,717	25,175	32,931
6/22	19,832	22,501	26,750
6/23	23,905	26,910	34,002
6/24	32,897	33,519	45,386

Average Annual Total Returns

Fund	6 months	1 Year	5 Year	10 Year
The Gabelli Growth Fund - Class C	25.66%	37.61%	15.23%	13.62%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
Russell 1000 Growth Index	20.70%	33.48%	19.34%	16.33%

Fund Statistics

  Total Net Assets$1,134,250,566
  Number of Portfolio Holdings39
  Portfolio Turnover Rate16%
  Management Fees$5,054,515

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com for current month-end performance.

The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Updated Location: Visit www.confluence.com/funds for more recent performance information.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Top 10
Microsoft Corp.	13.3%
NVIDIA Corp.	12.3%
Alphabet Inc.	8.8%
Amazon.com Inc.	7.7%
Apple Inc.	5.3%
Eli Lilly & Co.	4.9%
Meta Platforms Inc.	4.7%
Netflix Inc.	4.3%
Mastercard Inc.	2.7%
ASML Holding NV	2.4%

Industry Allocation (% of net assets)

Industry Weighting	.
Technology - Software	21.5%
Consumer Discretionary	17.7%
Technology - Computer Services	13.5%
Technology - Semiconductors	12.3%
Technology - Hardware and Equipment	9.8%
Health Care	8.5%
Financials	7.3%
Industrials	6.4%
Other Industry sectors	3.0%
Other Assets and Liabilities (Net)	0.0%

Portfolio Weighting (% of net assets)

Value	Value
Common Stocks	97.8%
U.S. Government Obligations	2.2%
Other Assets and Liabilities (Net)	0.0%

The Gabelli Growth Fund

Semi-Annual Shareholder Report - June 30, 2024

Class C - GGCCX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GGCCX-24-SATSR

The Gabelli Growth Fund

Class I - GGCIX

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Growth Fund (the Fund) for the period of January 1, 2024 to June 30, 2024. The Gabelli Growth Fund is a diversified Fund whose investment objective is to seek capital appreciation. The Portfolio Manager looks for companies poised for durable market share gains in secular growth industries and whose prospective earnings power appears undervalued. The Fund invests primarily in large-capitalization equity securities.  You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Growth Fund - Class I	$62	1.10%

How did the Fund perform?

During the six months ended  June 30, 2024, the Gabelli Growth Fund outperformed its broad-based benchmark, the S&P 500 Index. Economic data started to soften during the second quarter, suggesting tighter monetary policy could be having its intended effect. Separately, the artificial intelligence cycle has accelerated so far this year, and beneficiaries are emerging in the semiconductor and data center infrastructure sectors. Against this backdrop, many of our large technology holdings performed well.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Growth Fund - Class I	S&P 500 Index	Russell 1000 Growth Index
6/14	10,000	10,000	10,000
6/15	10,871	10,742	11,056
6/16	11,013	11,171	11,390
6/17	13,120	13,170	13,716
6/18	16,541	15,063	16,803
6/19	18,555	16,632	18,746
6/20	23,044	17,881	23,110
6/21	31,589	25,175	32,931
6/22	23,063	22,501	26,750
6/23	28,307	26,910	34,002
6/24	39,628	33,519	45,386

Average Annual Total Returns

Fund	6 months	1 Year	5 Year	10 Year
The Gabelli Growth Fund - Class I	27.29%	39.99%	16.39%	14.76%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
Russell 1000 Growth Index	20.70%	33.48%	19.34%	16.33%

Fund Statistics

  Total Net Assets$1,134,250,566
  Number of Portfolio Holdings39
  Portfolio Turnover Rate16%
  Management Fees$5,054,515

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com for current month-end performance.

The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Updated Location: Visit www.confluence.com/funds for more recent performance information.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Top 10
Microsoft Corp.	13.3%
NVIDIA Corp.	12.3%
Alphabet Inc.	8.8%
Amazon.com Inc.	7.7%
Apple Inc.	5.3%
Eli Lilly & Co.	4.9%
Meta Platforms Inc.	4.7%
Netflix Inc.	4.3%
Mastercard Inc.	2.7%
ASML Holding NV	2.4%

Industry Allocation (% of net assets)

Industry Weighting	.
Technology - Software	21.5%
Consumer Discretionary	17.7%
Technology - Computer Services	13.5%
Technology - Semiconductors	12.3%
Technology - Hardware and Equipment	9.8%
Health Care	8.5%
Financials	7.3%
Industrials	6.4%
Other Industry sectors	3.0%
Other Assets and Liabilities (Net)	0.0%

Portfolio Weighting (% of net assets)

Value	Value
Common Stocks	97.8%
U.S. Government Obligations	2.2%
Other Assets and Liabilities (Net)	0.0%

The Gabelli Growth Fund

Semi-Annual Shareholder Report - June 30, 2024

Class I - GGCIX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GGCIX-24-SATSR

The Gabelli Growth Fund

Class A - GGCAX

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Growth Fund (the Fund) for the period of January 1, 2024 to June 30, 2024. The Gabelli Growth Fund is a diversified Fund whose investment objective is to seek capital appreciation. The Portfolio Manager looks for companies poised for durable market share gains in secular growth industries and whose prospective earnings power appears undervalued. The Fund invests primarily in large-capitalization equity securities.  You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Growth Fund - Class A	$76	1.35%

How did the Fund perform?

During the six months ended  June 30, 2024, the Gabelli Growth Fund outperformed its broad-based benchmark, the S&P 500 Index. Economic data started to soften during the second quarter, suggesting tighter monetary policy could be having its intended effect. Separately, the artificial intelligence cycle has accelerated so far this year, and beneficiaries are emerging in the semiconductor and data center infrastructure sectors. Against this backdrop, many of our large technology holdings performed well.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Growth Fund - Class A	S&P 500 Index	Russell 1000 Growth Index
6/14	10,000	10,000	10,000
6/15	10,218	10,742	11,056
6/16	10,956	11,171	11,390
6/17	13,020	13,170	13,716
6/18	16,374	15,063	16,803
6/19	18,324	16,632	18,746
6/20	22,696	17,881	23,110
6/21	31,035	25,175	32,931
6/22	22,603	22,501	26,750
6/23	27,677	26,910	34,002
6/24	38,654	33,519	45,386

Average Annual Total Returns

Fund	6 months	1 Year	5 Year	10 Year
The Gabelli Growth Fund - Class A	19.83%	31.63%	14.73%	13.80%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
Russell 1000 Growth Index	20.70%	33.48%	19.34%	16.33%

Fund Statistics

  Total Net Assets$1,134,250,566
  Number of Portfolio Holdings39
  Portfolio Turnover Rate16%
  Management Fees$5,054,515

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com for current month-end performance.

The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Updated Location: Visit www.confluence.com/funds for more recent performance information.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Top 10
Microsoft Corp.	13.3%
NVIDIA Corp.	12.3%
Alphabet Inc.	8.8%
Amazon.com Inc.	7.7%
Apple Inc.	5.3%
Eli Lilly & Co.	4.9%
Meta Platforms Inc.	4.7%
Netflix Inc.	4.3%
Mastercard Inc.	2.7%
ASML Holding NV	2.4%

Industry Allocation (% of net assets)

Industry Weighting	.
Technology - Software	21.5%
Consumer Discretionary	17.7%
Technology - Computer Services	13.5%
Technology - Semiconductors	12.3%
Technology - Hardware and Equipment	9.8%
Health Care	8.5%
Financials	7.3%
Industrials	6.4%
Other Industry sectors	3.0%
Other Assets and Liabilities (Net)	0.0%

Portfolio Weighting (% of net assets)

Value	Value
Common Stocks	97.8%
U.S. Government Obligations	2.2%
Other Assets and Liabilities (Net)	0.0%

The Gabelli Growth Fund

Semi-Annual Shareholder Report - June 30, 2024

Class A - GGCAX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GGCAX-24-SATSR

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The semi-annual financial statements are attached herewith.

The Gabelli Growth Fund

Semiannual Report — June 30, 2024

Howard F. Ward, CFA
Portfolio Manager

To Our Shareholders,

For the six months ended June 30, 2024, the net asset value (NAV) total return per Class I Share of The Gabelli Growth Fund was 27.3% compared with a total return of 15.3% for the Standard & Poor’s (S&P) 500 Index and a total return of 20.7% for the Russell 1000 Growth Index.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2024.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2024:

The Gabelli Growth Fund

Technology - Software	21.5%
Consumer Discretionary	17.7%
Technology - Computer Services	13.5%
Technology - Semiconductors	12.3%
Technology - Hardware and Equipment	9.8%
Health Care	8.5%
Financials	7.3%
Industrials	6.4%
U.S. Government Obligations	2.2%
Energy	0.8%
Other Assets and Liabilities (Net)	0.0%*
100.0%

*	Amount represents less than 0.05%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Growth Fund

Schedule of Investments — June 30, 2024 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 97.8%
	TECHNOLOGY - SOFTWARE — 21.5%
18,700	Adobe Inc.†	$1,243,329	$10,388,598
31,200	Cadence Design Systems Inc.†	7,361,453	9,601,800
60,200	CrowdStrike Holdings Inc., Cl. A†	8,450,324	23,068,038
17,300	Intuit Inc.	7,047,857	11,369,733
337,100	Microsoft Corp.	10,519,930	150,666,845
34,400	ServiceNow Inc.†	7,904,883	27,061,448
37,700	Spotify Technology SA†	7,235,173	11,829,883
		49,762,949	243,986,345

	CONSUMER DISCRETIONARY — 17.7%
452,000	Amazon.com Inc.†	9,205,216	87,349,000
2,000	Booking Holdings Inc.	6,290,499	7,923,000
300,000	Chipotle Mexican Grill Inc.†	9,942,062	18,795,000
18,000	Costco Wholesale Corp.	9,373,245	15,299,820
72,900	Netflix Inc.†	20,180,343	49,198,752
10,000	O'Reilly Automotive Inc.†	10,819,436	10,560,600
159,000	Uber Technologies Inc.†	12,635,801	11,556,120
		78,446,602	200,682,292

	TECHNOLOGY - COMPUTER SERVICES — 13.5%
342,000	Alphabet Inc., Cl. A	6,830,730	62,295,300
205,400	Alphabet Inc., Cl. C	4,865,242	37,674,468
105,600	Meta Platforms Inc., Cl. A	10,175,898	53,245,632
		21,871,870	153,215,400

	TECHNOLOGY - SEMICONDUCTORS — 12.3%
1,125,000	NVIDIA Corp.	5,530,200	138,982,500

	TECHNOLOGY - HARDWARE AND EQUIPMENT — 9.8%
289,400	Apple Inc.	3,481,151	60,953,428
99,800	Applied Materials Inc.	20,701,431	23,551,802
26,600	ASML Holding NV	11,268,325	27,204,618
		35,450,907	111,709,848

	HEALTH CARE — 8.5%
75,000	Boston Scientific Corp. †	5,684,833	5,775,750
60,500	Eli Lilly & Co.	25,058,499	54,775,490
58,800	Intuitive Surgical Inc.†	13,910,965	26,157,180
27,000	Stryker Corp.	8,877,450	9,186,750
		53,531,747	95,895,170

	FINANCIALS — 7.3%
145,000	KKR & Co. Inc.	14,784,495	15,259,800
68,700	Mastercard Inc., Cl. A	6,179,136	30,307,692
25,000	Moody's Corp.	10,119,699	10,523,250
102,100	Visa Inc., Cl. A	2,669,663	26,798,187
		33,752,993	82,888,929

	INDUSTRIALS — 6.4%
182,000	Carrier Global Corp.	10,326,769	11,480,560
83,000	Eaton Corp. plc	20,447,569	26,024,650
Shares		Cost	Market Value
135,000	General Electric Co.	$19,289,857	$21,460,950
41,000	Trane Technologies plc	8,374,306	13,486,130
		58,438,501	72,452,290

	ENERGY — 0.8%
55,100	GE Vernova Inc.†	7,893,642	9,450,201

	TOTAL COMMON STOCKS	344,679,411	1,109,262,975

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 2.2%
$24,795,000	U.S. Treasury Bills, 5.276% to 5.322%††, 08/22/24 to 09/26/24	24,507,030	24,507,111

	TOTAL INVESTMENTS — 100.0%	$369,186,441	1,133,770,086
	Other Assets and Liabilities (Net) — 0.0%		480,480
	NET ASSETS — 100.0%		$1,134,250,566

†	Non-income producing security.

††	Represents annualized yields at dates of purchase.

See accompanying notes to financial statements.

The Gabelli Growth Fund

Statement of Assets and Liabilities

June 30, 2024 (Unaudited)

Assets:
Investments, at value (cost $369,186,441)	$1,133,770,086
Cash	36,429
Receivable for Fund shares sold	354,235,179
Dividends receivable	56,180
Prepaid expenses	42,890
Total Assets	1,488,140,764
Liabilities:
Payable for Fund shares redeemed	352,509,170
Payable for investment advisory fees	911,728
Payable for distribution fees	177,916
Payable for accounting fees	7,500
Other accrued expenses	283,884
Total Liabilities	353,890,198
Net Assets
(applicable to 10,034,217 shares outstanding)	$1,134,250,566
Net Assets Consist of:
Paid-in capital	$313,154,814
Total distributable earnings	821,095,752
Net Assets	$1,134,250,566

Shares of Beneficial Interest, each at $0.01 par value; unlimited number of shares authorized:
Class AAA:
Net Asset Value, offering, and redemption price per share ($460,404,054 ÷ 4,162,115 shares outstanding)	$110.62
Class A:
Net Asset Value and redemption price per share ($18,859,836 ÷ 170,436 shares outstanding)	$110.66
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$117.41
Class C:
Net Asset Value and offering price per share ($13,170,643 ÷ 149,217 shares outstanding)	$88.26	(a)
Class I:
Net Asset Value, offering, and redemption price per share ($641,816,033 ÷ 5,552,449 shares outstanding)	$115.59

Statement of Operations

For the Six Months Ended June 30, 2024 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $13,681)	$2,020,114
Interest	415,846
Total Investment Income	2,435,960
Expenses:
Investment advisory fees	5,054,515
Distribution fees - Class AAA	921,012
Distribution fees - Class A	20,162
Distribution fees - Class C	46,192
Shareholder services fees	222,662
Shareholder communications expenses	70,660
Registration expenses	37,621
Legal and audit fees	36,940
Trustees’ fees	36,000
Custodian fees	27,582
Accounting fees	22,500
Interest expense	339
Miscellaneous expenses	37,308
Total Expenses	6,533,493
Net Investment Loss	(4,097,533)
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	62,951,515
Net realized loss on foreign currency transactions	(150)

Net realized gain on investments and foreign currency transactions	62,951,365
Net change in unrealized appreciation/depreciation:
on investments	184,125,644
on foreign currency translations	43

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	184,125,687
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	247,077,052
Net Increase in Net Assets Resulting from Operations	$242,979,519

(a) Redemption price varies based on the length of time held.

See accompanying notes to financial statements.

The Gabelli Growth Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Operations:
Net investment loss	$(4,097,533)	$(6,018,863)
Net realized gain on investments and foreign currency transactions	62,951,365	13,343,616
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	184,125,687	282,119,598
Net Increase in Net Assets Resulting from Operations	242,979,519	289,444,351

Distributions to Shareholders:
Accumulated earnings
Class AAA	—	(11,090,849)
Class A	—	(224,781)
Class C	—	(85,861)
Class I	—	(3,383,855)
Total Distributions to Shareholders	—	(14,785,346)

Shares of Beneficial Interest Transactions:
Class AAA	(392,245,389)	(45,136,955)
Class A	1,337,559	156,144
Class C	5,791,011	1,074,731
Class I	376,663,561	15,120,561
Net Decrease in Net Assets from Shares of Beneficial Interest Transactions	(8,453,258)	(28,785,519)

Redemption Fees	29	114

Net Increase in Net Assets	234,526,290	245,873,600
Net Assets:
Beginning of year	899,724,276	653,850,676
End of period	$1,134,250,566	$899,724,276

See accompanying notes to financial statements.

The Gabelli Growth Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions							Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Loss(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Realized Gain on Investments	Return of Capital		Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Loss		Operating Expenses		Portfolio Turnover Rate
Class AAA
2024(c)	$87.01	$(0.43)	$24.04	$23.61	$—	$—		$—	$0.00	$110.62	27.13%	$460,404	(0.87	)%(d)	1.35	%(d)	16%
2023	60.84	(0.61)	28.23	27.62	(1.45)	—		(1.45)	0.00	87.01	45.39	675,189	(0.81)		1.39		31
2022	99.81	(0.64)	(38.33)	(38.97)	—	—		—	0.00	60.84	(39.04)	508,491	(0.86)		1.37	(e)	34
2021	85.55	(0.84)	20.12	19.28	(5.02)	—		(5.02)	0.00	99.81	22.48	919,152	(0.90)		1.34		45
2020	65.82	(0.45)	26.18	25.73	(6.00)	(0.00	)(b)	(6.00)	0.00	85.55	39.12	825,377	(0.60)		1.37		65
2019	54.66	(0.32)	19.04	18.72	(7.56)	—		(7.56)	0.00	65.82	34.18	653,311	(0.49)		1.38		75
Class A
2024(c)	$87.04	$(0.43)	$24.05	$23.62	$—	$—		$—	$0.00	$110.66	27.14%	$18,860	(0.87	)%(d)	1.35	%(d)	16%
2023	60.85	(0.61)	28.25	27.64	(1.45)	—		(1.45)	0.00	87.04	45.41	13,680	(0.81)		1.39		31
2022	99.83	(0.64)	(38.34)	(38.98)	—	—		—	0.00	60.85	(39.05)	9,469	(0.87)		1.37	(e)	34
2021	85.57	(0.85)	20.13	19.28	(5.02)	—		(5.02)	0.00	99.83	22.47	18,700	(0.90)		1.34		45
2020	65.84	(0.47)	26.20	25.73	(6.00)	(0.00	)(b)	(6.00)	0.00	85.57	39.11	13,749	(0.62)		1.37		65
2019	54.68	(0.31)	19.03	18.72	(7.56)	—		(7.56)	0.00	65.84	34.16	6,087	(0.47)		1.38		75
Class C
2024(c)	$69.68	$(0.64)	$19.22	$18.58	$—	$—		$—	$0.00	$88.26	26.66%	$13,171	(1.61	)%(d)	2.10	%(d)	16%
2023	49.09	(0.95)	22.70	21.75	(1.16)	—		(1.16)	0.00	69.68	44.30	5,226	(1.56)		2.14		31
2022	81.14	(0.97)	(31.08)	(32.05)	—	—		—	0.00	49.09	(39.50)	2,923	(1.61)		2.12	(e)	34
2021	70.84	(1.27)	16.59	15.32	(5.02)	—		(5.02)	0.00	81.14	21.55	5,358	(1.65)		2.09		45
2020	55.66	(0.87)	22.05	21.18	(6.00)	(0.00	)(b)	(6.00)	0.00	70.84	38.09	5,150	(1.37)		2.12		65
2019	47.44	(0.71)	16.49	15.78	(7.56)	—		(7.56)	0.00	55.66	33.18	2,926	(1.25)		2.13		75
Class I
2024(c)	$90.81	$(0.32)	$25.10	$24.78	$—	$—		$—	$0.00	$115.59	27.29%	$641,816	(0.62	)%(d)	1.10	%(d)	16%
2023	63.33	(0.44)	29.43	28.99	(1.51)	—		(1.51)	0.00	90.81	45.77	205,629	(0.56)		1.14		31
2022	103.66	(0.47)	(39.86)	(40.33)	—	—		—	0.00	63.33	(38.91)	132,968	(0.61)		1.12	(e)	34
2021	88.48	(0.63)	20.83	20.20	(5.02)	—		(5.02)	0.00	103.66	22.77	220,590	(0.65)		1.09		45
2020	67.75	(0.28)	27.01	26.73	(6.00)	(0.00	)(b)	(6.00)	0.00	88.48	39.48	149,315	(0.35)		1.12		65
2019	55.96	(0.16)	19.51	19.35	(7.56)	—		(7.56)	0.00	67.75	34.51	83,830	(0.23)		1.13		75

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.

(b)	Amount represents less than $0.005 per share.

(c)	For the six months ended June 30, 2024, unaudited.

(d)	Annualized.

(e)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the year ended December 31, 2022 there was no impact on the expense ratios.

See accompanying notes to financial statements.

The Gabelli Growth Fund

Notes to Financial Statements (Unaudited)

1.  Organization. The Gabelli Growth Fund was organized on October 24, 1986 as a Massachusetts business trust. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund’s primary objective is capital appreciation and its secondary goal is to produce current income. The Fund commenced investment operations on April 10, 1987.

2.  Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one of more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Gabelli Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2024 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 06/30/24
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$1,109,262,975	—	$1,109,262,975
U.S. Government Obligations	—	$24,507,111	24,507,111
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,109,262,975	$24,507,111	$1,133,770,086

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund held no Level 3 investments at June 30, 2024 or December 31, 2023. The Fund's policy is to recognize transfers among levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current

The Gabelli Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares

The Gabelli Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2023 was as follows:

Distributions paid from:
Net long term capital gains	$14,785,346
Total distributions paid	$14,785,346

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2024:

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Investments	$369,787,829	$765,922,320	$(1,940,063)	$763,982,257

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. As of June 30, 2024, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3.  Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for

The Gabelli Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

4.  Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5.  Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2024, other than short term securities and U.S. Government obligations, aggregated $161,795,360 and $198,634,290, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2024, the Distributor retained a total of $12,853 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended June 30, 2024, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

The Fund pays retainer and per meeting fees to Trustees not affiliated with the Adviser, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

7.  Line of Credit. The Fund participates in an unsecured line of credit, which expires on February 26, 2025 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the six months ended June 30, 2024, there were no borrowings outstanding under the line of credit.

8.  Shares of Beneficial Interest. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2024 and the year ended December 31, 2023, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

The Gabelli Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of beneficial interest were as follows:

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	91,613	$9,074,656	90,138	$6,853,810
Shares issued upon reinvestment of distributions	–	–	121,868	10,630,601
Shares redeemed	(3,689,626)	(401,320,045)	(810,308)	(62,621,366)
Net decrease	(3,598,013)	$(392,245,389)	(598,302)	$(45,136,955)

Class A
Shares sold	24,719	$2,446,251	34,619	$2,657,983
Shares issued upon reinvestment of distributions	–	–	2,435	212,464
Shares redeemed	(11,453)	(1,108,692)	(35,487)	(2,714,303)
Net increase	13,266	$1,337,559	1,567	$156,144

Class C
Shares sold	87,327	$6,807,229	26,185	$1,714,642
Shares issued upon reinvestment of distributions	–	–	1,215	84,931
Shares redeemed	(13,104)	(1,016,218)	(11,941)	(724,842)
Net increase	74,223	$5,791,011	15,459	$1,074,731

Class I
Shares sold	3,370,324	$385,188,737	309,177	$26,058,256
Shares issued upon reinvestment of distributions	–	–	34,099	3,104,706
Shares redeemed	(82,303)	(8,525,176)	(178,434)	(14,042,401)
Net increase	3,288,021	$376,663,561	164,842	$15,120,561

9.  Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10.  Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. that is a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www. sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information.

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t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling 800-GABELLI after 7:00 P.M.

TRUSTEES

Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group Inc.

James P. Conn
Former Chief Investment Officer
Financial Security Assurance
Holdings Ltd.

John D. Gabelli
Former Senior Vice President,
G.research, LLC

Robert J. Morrissey
Partner,
Morrissey, Hawkins & Lynch

Anthonie C. van Ekris
Chairman,
BALMAC International, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President, Treasurer, Principal
Financial and Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and
Trust Company

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

SS&C Global Investor and
Distribution Solutions, Inc.

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of The Gabelli Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB406Q224SAR

GABELLI
FUNDS

THE GABELLI GROWTH FUND

Semiannual Report
June 30, 2024

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

The Gabelli Growth Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions							Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Loss(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Realized Gain on Investments	Return of Capital		Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Loss		Operating Expenses		Portfolio Turnover Rate
Class AAA
2024(c)	$87.01	$(0.43)	$24.04	$23.61	$—	$—		$—	$0.00	$110.62	27.13%	$460,404	(0.87	)%(d)	1.35	%(d)	16%
2023	60.84	(0.61)	28.23	27.62	(1.45)	—		(1.45)	0.00	87.01	45.39	675,189	(0.81)		1.39		31
2022	99.81	(0.64)	(38.33)	(38.97)	—	—		—	0.00	60.84	(39.04)	508,491	(0.86)		1.37	(e)	34
2021	85.55	(0.84)	20.12	19.28	(5.02)	—		(5.02)	0.00	99.81	22.48	919,152	(0.90)		1.34		45
2020	65.82	(0.45)	26.18	25.73	(6.00)	(0.00	)(b)	(6.00)	0.00	85.55	39.12	825,377	(0.60)		1.37		65
2019	54.66	(0.32)	19.04	18.72	(7.56)	—		(7.56)	0.00	65.82	34.18	653,311	(0.49)		1.38		75
Class A
2024(c)	$87.04	$(0.43)	$24.05	$23.62	$—	$—		$—	$0.00	$110.66	27.14%	$18,860	(0.87	)%(d)	1.35	%(d)	16%
2023	60.85	(0.61)	28.25	27.64	(1.45)	—		(1.45)	0.00	87.04	45.41	13,680	(0.81)		1.39		31
2022	99.83	(0.64)	(38.34)	(38.98)	—	—		—	0.00	60.85	(39.05)	9,469	(0.87)		1.37	(e)	34
2021	85.57	(0.85)	20.13	19.28	(5.02)	—		(5.02)	0.00	99.83	22.47	18,700	(0.90)		1.34		45
2020	65.84	(0.47)	26.20	25.73	(6.00)	(0.00	)(b)	(6.00)	0.00	85.57	39.11	13,749	(0.62)		1.37		65
2019	54.68	(0.31)	19.03	18.72	(7.56)	—		(7.56)	0.00	65.84	34.16	6,087	(0.47)		1.38		75
Class C
2024(c)	$69.68	$(0.64)	$19.22	$18.58	$—	$—		$—	$0.00	$88.26	26.66%	$13,171	(1.61	)%(d)	2.10	%(d)	16%
2023	49.09	(0.95)	22.70	21.75	(1.16)	—		(1.16)	0.00	69.68	44.30	5,226	(1.56)		2.14		31
2022	81.14	(0.97)	(31.08)	(32.05)	—	—		—	0.00	49.09	(39.50)	2,923	(1.61)		2.12	(e)	34
2021	70.84	(1.27)	16.59	15.32	(5.02)	—		(5.02)	0.00	81.14	21.55	5,358	(1.65)		2.09		45
2020	55.66	(0.87)	22.05	21.18	(6.00)	(0.00	)(b)	(6.00)	0.00	70.84	38.09	5,150	(1.37)		2.12		65
2019	47.44	(0.71)	16.49	15.78	(7.56)	—		(7.56)	0.00	55.66	33.18	2,926	(1.25)		2.13		75
Class I
2024(c)	$90.81	$(0.32)	$25.10	$24.78	$—	$—		$—	$0.00	$115.59	27.29%	$641,816	(0.62	)%(d)	1.10	%(d)	16%
2023	63.33	(0.44)	29.43	28.99	(1.51)	—		(1.51)	0.00	90.81	45.77	205,629	(0.56)		1.14		31
2022	103.66	(0.47)	(39.86)	(40.33)	—	—		—	0.00	63.33	(38.91)	132,968	(0.61)		1.12	(e)	34
2021	88.48	(0.63)	20.83	20.20	(5.02)	—		(5.02)	0.00	103.66	22.77	220,590	(0.65)		1.09		45
2020	67.75	(0.28)	27.01	26.73	(6.00)	(0.00	)(b)	(6.00)	0.00	88.48	39.48	149,315	(0.35)		1.12		65
2019	55.96	(0.16)	19.51	19.35	(7.56)	—		(7.56)	0.00	67.75	34.51	83,830	(0.23)		1.13		75

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.

(b)	Amount represents less than $0.005 per share.

(c)	For the six months ended June 30, 2024, unaudited.

(d)	Annualized.

(e)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the year ended December 31, 2022 there was no impact on the expense ratios.

See accompanying notes to financial statements.

Item 8. Changes in and Disagreements with Accountants for Open -End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Unless the following information is disclosed as part of the financial statements included in Item 7, an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the aggregate remuneration paid by the company during the period covered by the report to:

(1) All directors and all members of any advisory board for regular compensation;

James P. Conn	$9,000
Robert Morrissey	$8,500
Anthonie C. van Ekris	$8,500
Salvatore J. Zizza	$10,000

(2) Each director and each member of an advisory board for special compensation; $0

(3) All officers; $0 and

(4) Each person of whom any officer or director of the Fund is an affiliated person. $0

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

At its meeting on February 12, 2024, the Board of Trustees (Board) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not interested persons of the Fund (the Independent Board Members). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of administrative, shareholder, and other services supervised or provided by the Adviser, and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.

Investment Performance. The Independent Board Members reviewed the short, medium, and long-term performance (as of December 31, 2023) of the Fund against a peer group of 25 other comparable funds prepared by the Adviser (the Adviser Peer Group) and against a peer group prepared by Broadridge (the Broadridge Performance Peer Group) consisting of all retail and institutional large-cap growth funds, regardless of asset size or primary channel of distribution. The Independent Board Members noted that the Fund’s performance was in the first quartile for the one-year period, in the second quartile for the ten-year period, in the third quartile for the five-year period, and in the fourth quartile for the three-year period as measured against the Adviser Peer Group. Against the Broadridge Performance Peer Group, the Independent Board Members noted that the Fund’s performance was in the second quintile for the one-year period, in the third quintile for the ten-year period, in the fourth quintile for the five-year period, and in the fifth quintile for the three-year period. The Independent Board Members discussed this comparative performance and noted the Fund’s more favorable long-term performance, which, in their view, aligned with the Fund’s strategy as a long-term investment.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that a small portion of the Fund’s portfolio transactions were executed by an affiliated broker and that the affiliated broker received distribution fees and minor amounts of sales commissions.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale.

Sharing of Economies of Scale. The Independent Board Members noted that the investment advisory fee schedule for the Fund does not take into account any potential economies of scale that may develop.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund to similar expense ratios of a peer group of 25 other comparable funds prepared by the Adviser and a peer group of 19 other large-cap growth funds selected by Broadridge and noted that the advisory fee includes substantially all administrative services for the Fund as well as investment advisory services of the Adviser. The Independent Board Members noted that while the Fund’s total expense ratios were above average within each of the peer groups, the Fund’s size was above the median within the peer group selected by the Adviser and below the median within the peer group selected by Broadridge. The Independent Board Members also noted that the advisory fee structure was the same as that in effect for most of the Gabelli funds.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services and an acceptable performance record in light of information presented at this Meeting and at meetings throughout the year. The Independent Board Members also concluded that the Fund’s expense ratios and the profitability to the Adviser of managing the Fund were acceptable and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the Advisory Agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was acceptable in light of the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(3)(2)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Growth Fund

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 4, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 4, 2024

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	September 4, 2024

* Print the name and title of each signing officer under his or her signature.